2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investment Securities
Schedule Of Available For Sale Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2017
U.S. Government sponsored enterprise (GSE) debt securities	$17,308,229	$0	$149,487	$17,158,742
Agency mortgage-backed securities (Agency MBS)	16,782,380	11,144	180,187	16,613,337
Other investments	4,707,000	165	28,591	4,678,574
	$38,797,609	$11,309	$358,265	$38,450,653

December 31, 2016
U.S. GSE debt securities	$17,365,805	$24,854	$73,331	$17,317,328
Agency MBS	13,265,790	3,896	115,458	13,154,228
Other investments	3,221,000	24,947	2,452	3,243,495
	$33,852,595	$53,697	$191,241	$33,715,051

Schedule Of Held to Maturity Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2017
States and political subdivisions	$48,824,965	$0	$28,965	$48,796,000

December 31, 2016
States and political subdivisions	$49,886,631	$1,148,369	$0	$51,035,000

*Method used to determine fair value rounds values to nearest thousand.

Schedule of Investments Pledged as Collateral
	Amortized	Fair
	Cost	Value

December 31, 2017	$38,797,609	$38,450,653
December 31, 2016	33,604,595	33,469,254

Schedule of Maturities of Debt Securities Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$3,749,956	$3,739,512
Due from one to five years	11,275,824	11,168,065
Due from five to ten years	6,989,449	6,929,739
Agency MBS	16,782,380	16,613,337
	$38,797,609	$38,450,653

Schedule Of Maturities of Debt Securities Held to Maturity
	Amortized	Fair
	Cost	Value*

Due in one year or less	$24,817,334	$24,817,000
Due from one to five years	4,494,343	4,487,000
Due from five to ten years	4,338,246	4,331,000
Due after ten years	15,175,042	15,161,000
	$48,824,965	$48,796,000

*Method used to determine fair value rounds values to nearest thousand.

Schedule Of Unrealized Loss
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2017
U.S. GSE debt securities	$13,223,739	$84,490	$3,935,003	$64,997	15	$17,158,742	$149,487
Agency MBS	9,251,323	105,063	4,542,446	75,124	21	13,793,769	180,187
Other investments	3,692,571	25,429	244,838	3,162	16	3,937,409	28,591
State and political subdivisions	22,530,141	28,965	0	0	79	22,530,141	28,965
	$48,697,774	$243,947	$8,722,287	$143,283	131	$57,420,061	$387,230

December 31, 2016
U.S. GSE debt securities	$5,176,669	$73,331	$0	$0	4	$5,176,669	$73,331
Agency MBS	10,704,717	115,458	0	0	15	10,704,717	115,458
Other investments	493,548	2,452	0	0	2	493,548	2,452
	$16,374,934	$191,241	$0	$0	21	$16,374,934	$191,241